Related Party Balance and Transactions (Details)																									1 Months Ended	6 Months Ended			12 Months Ended
	Jun. 28, 2025 USD ($)	Jun. 28, 2025 CNY (¥)	Mar. 27, 2025 USD ($)	Mar. 27, 2025 CNY (¥)	Jan. 09, 2025 USD ($)	Jan. 09, 2025 CNY (¥)	Jul. 23, 2024 CNY (¥)	Jun. 19, 2024 USD ($)	Jun. 19, 2024 CNY (¥)	Apr. 26, 2024 USD ($)	Apr. 26, 2024 CNY (¥)	Mar. 08, 2024 USD ($)	Mar. 08, 2024 CNY (¥)	Oct. 27, 2023 USD ($)	Oct. 27, 2023 CNY (¥)	Jun. 13, 2023 USD ($)	Jun. 13, 2023 CNY (¥)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Nov. 04, 2022 USD ($)	Nov. 04, 2022 CNY (¥)	Sep. 22, 2022 USD ($)	Sep. 22, 2022 CNY (¥)	Jul. 31, 2022 CNY (¥)	Aug. 31, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Oct. 26, 2023 USD ($)	Oct. 26, 2023 CNY (¥)	May 16, 2023 USD ($)	May 16, 2023 CNY (¥)	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)	Jul. 02, 2022	May 01, 2015 CNY (¥)
Related Party Balance and Transactions [Line Items]
Annual interest rate percentage																										4.35%			4.35%		4.35%
Gross consideration (in Yuan Renminbi) | ¥																								¥ 40,000,000
Paid consideration																								¥ 10,000,000	¥ 5,000,000				$ 697,973	¥ 5,000,000
Unpaid consideration																										$ 2,239,098	¥ 16,040,000		1,250,768	8,960,000
Obtain a loan																						$ 2,791,892	¥ 20,000,000
Sales and leaseback financing contract														$ 2,093,919	¥ 15,000,000			$ 2,791,892	¥ 20,000,000	$ 5,583,785	¥ 40,000,000
Lease term														October 27, 2023 to October 26, 2025	October 27, 2023 to October 26, 2025			February 7, 2023 to February 6, 2025	February 7, 2023 to February 6, 2025	November 10, 2022 to November 9, 2025	November 10, 2022 to November 9, 2025
Bank loan interest rate							0.05%			9.504%	9.504%	9.504%	9.504%
Collateral amount | ¥																															¥ 50,000,000
Principal of the contract																$ 4,084,238	¥ 29,257,844
Line of credit bankers acceptance note																										1,856,511					13,299,305
Commercial notes																										1,409,906					10,100,000
Unsecured amount of banker’s acceptance note																										446,606					¥ 3,199,305
Revolving credit	$ 13,959,462	¥ 100,000,000					¥ 7,000,000	$ 977,162	¥ 7,000,000	$ 125,635	¥ 900,000	$ 13,959,462	¥ 100,000,000
Deposits | ¥																																								¥ 500,000
Unsecured commercial notes																										6,296,232			6,853,541
Everbright Bank [Member]
Related Party Balance and Transactions [Line Items]
Bank loan			$ 4,048,244	¥ 29,000,000
Interest rate loan percentage			4.00%	4.00%
Chongqing Xingyu Finance Lease Co., Ltd. [Member]
Related Party Balance and Transactions [Line Items]
Bank loan interest rate																5.80%	5.80%
CCB Qianxinan Branch [Member]
Related Party Balance and Transactions [Line Items]
Bank loan					$ 41,878,385	¥ 300,000,000
Interest rate loan percentage					0.70%	0.70%
Everbright Bank [Member]
Related Party Balance and Transactions [Line Items]
Deposits																										$ 5,477,176			$ 6,853,541
Shanghai HuiYang Investment Co. [Member]
Related Party Balance and Transactions [Line Items]
Percentage of shareholder equity																										5.4012%					5.4012%
Mr. Shousheng Guo [Member]
Related Party Balance and Transactions [Line Items]
Percentage of shareholder equity																										3.00%					3.00%
Mr. Chenming Qi [Member]
Related Party Balance and Transactions [Line Items]
Percentage of shareholder equity																										3.00%					3.00%
Ms. Jing Ji [Member]
Related Party Balance and Transactions [Line Items]
Percentage of shareholder equity																										46.00%					46.00%
Sunrise Guizhou [Member]
Related Party Balance and Transactions [Line Items]
Percentage of shareholder equity																										9.6451%					9.6451%
Guizhou Yilong New Area Industrial Development and Investment Co., Ltd. [Member]
Related Party Balance and Transactions [Line Items]
Percentage of shareholder equity																										3.0864%					3.0864%
Revolving Credit Facility [Member]
Related Party Balance and Transactions [Line Items]
Obtained credit amount																																			$ 13,959,462	¥ 100,000,000	$ 4,187,839	¥ 30,000,000
Post Bank [Member]
Related Party Balance and Transactions [Line Items]
Obtained credit amount																												$ 3,950,528				¥ 28,300,000
SPD Bank [Member]
Related Party Balance and Transactions [Line Items]
Obtained credit amount																																	$ 6,979,731	¥ 50,000,000
Line of Credit [Member]
Related Party Balance and Transactions [Line Items]
Collateral amount																																	$ 2,791,892	¥ 20,000,000
Zhuhai Investment [Member]
Related Party Balance and Transactions [Line Items]
Annual interest rate percentage																													4.00%
Purchase from related party																												13,860
Haicheng Shenhe [Member]
Related Party Balance and Transactions [Line Items]
Purchase from related party
Mr. Haiping Hu [Member]
Related Party Balance and Transactions [Line Items]
Unpaid consideration																													$ 2,239,098	¥ 16,040,000
Minimum [Member]
Related Party Balance and Transactions [Line Items]
Due date																										Jun. 04, 2024	Jun. 04, 2024
Minimum [Member] | Everbright Bank [Member]
Related Party Balance and Transactions [Line Items]
Bank loan interest rate																												2.00%
Maximum [Member]
Related Party Balance and Transactions [Line Items]
Due date																										Sep. 25, 2024	Sep. 25, 2024
Maximum [Member] | Everbright Bank [Member]
Related Party Balance and Transactions [Line Items]
Bank loan interest rate																												4.50%
Sunrise Tech [Member]
Related Party Balance and Transactions [Line Items]
Acquire percentage																								100.00%															100.00%